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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                   FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment[ ]; Amendment Number: ______

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Shamrock Capital Advisors, Inc.
Address: 4444 W. Lakeside Drive
         Burbank, CA 91505

Form 13F File Number: 28-12223

   The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Gregory S. Martin
Title: CFO and Treasurer of Shamrock Partners Activist Value Fund, L.L.C.
       The Managing Member of the Reporting Manager
Phone: (818) 845-4444

Signature, Place, and Date of Signing:

 /s/ Gregory S. Martin          Burbank, CA         February 13, 2008
--------------------------  ---------------------  --------------------
      (Signature)              (City, State)             (Date)

Shamrock Partners Activist Value Fund, L.L.C. is the managing member of Shamrock Activist Value Fund GP, L.L.C. Shamrock Holdings of California, Inc. is the sole stockholder of Shamrock Capital Advisors, Inc. and, along with Stanley P. Gold, is a managing member of Shamrock Partners Activist Value Fund, L.L.C. Mr. Gold is President of Shamrock Holdings of California, Inc. and is the sole trustee of four trusts that hold, in the aggregate, approximately 50% of Shamrock Holdings, Inc., which is the sole shareholder of Shamrock Holdings of California, Inc.

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      4

Form 13F Information Table Entry Total: 12

Form 13F Information Table Value Total: $ 608,546
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number Name
--- -------------------- -------------------------------------------------
 1        28-12228       Shamrock Activist Value Fund GP, L.L.C.
 2        28-12224       Shamrock Partners Activist Value Fund, L.L.C.
 3        28-12226       Shamrock Holdings of California, Inc.
 4        28-12225       Shamrock Holdings, Inc.

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                                   FORM 13F
                               INFORMATION TABLE

                        Shamrock Capital Advisors, Inc.

                          FORM 13F INFORMATION TABLE
                              AS OF DATE 12/31/07

         Column 1            Column 2 Column 3  Column 4      Column 5       Column 6  Column 7       Column 8
---------------------------  -------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                                  VOTING AUTHORITY
                                                 VALUE    TOTAL    SH/ PUT/ INVESTMENT  OTHER   ---------------------
                             TITLE OF
      NAME OF ISSUER          CLASS    CUSIP    (x$1000)  SHARES   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------  -------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Coinstar Inc                 COM      19259P300  82,234  2,921,279 SH        DEFINED   1,2,3,4  2,921,279
Collectors Universe Inc      COM NEW  19421R200  14,230  1,156,933 SH        DEFINED   1,2,3,4  1,156,933
eResearch Technology Inc     COM      29481V108  28,433  2,405,524 SH        DEFINED   1,2,3,4  2,405,524
iPass Inc                    COM      46261V108  37,059  9,127,950 SH        DEFINED   1,2,3,4  9,127,950
Jackson Hewitt Tax Svcs Inc  COM      468202106  91,535  2,883,000 SH        DEFINED   1,2,3,4  2,883,000
Magellan Health Svcs Inc     COM NEW  559079207  85,001  1,822,878 SH        DEFINED   1,2,3,4  1,822,878
Modine Mfg Co                COM      607828100  34,554  2,092,900 SH        DEFINED   1,2,3,4  2,092,900
NuCO2 Inc                    COM      629428103  31,110  1,249,393 SH        DEFINED   1,2,3,4  1,249,393
Panera Bread Co              CL A     69840W108  69,004  1,926,400 SH        DEFINED   1,2,3,4  1,926,400
Reddy Ice Hldgs Inc          COM      75734R105  43,848  1,732,442 SH        DEFINED   1,2,3,4  1,732,442
TNS Inc                      COM      872960109  38,527  2,170,524 SH        DEFINED   1,2,3,4  2,170,524
Websense Inc                 COM      947684106  53,011  3,121,965 SH        DEFINED   1,2,3,4  3,121,965